UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2022

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Nifty India Financials ETF

Annual Report

April 30, 2022

Nifty India Financials ETF

Table of Contents

The Fund files its complete schedule of investments with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (855)-212-4633 and on the Commission’s website at http://www.sec.gov.

Nifty India Financials ETF

Management Discussion of Fund Performance

April 30, 2022 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Nifty India Financials ETF (“INDF” or the “Fund”). The following information pertains to the fiscal year May 1, 2021 through April 30, 2022. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nifty Financial Services 25/50 Index (the “Index”). The Index is designed to measure the performance of companies in the Indian financial market, including banks, financial institutions, housing finance, insurance companies and other financial services companies.

As the Fund’s fiscal year began, India was still reeling from its Delta wave of Covid which extracted a significant human toll. Nevertheless, Indian financials produced a positive return for the 2021 calendar year on the back of strong operating performance and continued credit growth, especially compared to the economic lockdowns of the prior year.

Towards the end of the 2021 calendar year and through April 30, 2022 (i.e., the remainder of the Fund’s fiscal year), Indian financials underperformed the broader Indian market, as foreign investors sold Indian equities. Foreign portfolio investors tend to be overweight Indian banks and financial services companies relative to the benchmark, so selling by foreign investors disproportionately affected financials. Meanwhile, operating performance of Indian companies continues to be strong.

The Fund had positive performance during the fiscal year ended April 30, 2022. The market price for INDF increased 3.39% and the NAV increased 3.04% while the S&P BSE 500 Index, an index designed to capture all major industries in the Indian economy, increased 17.32% over the same period. The Fund’s Index increased 4.48%.

The Fund commenced operations on October 20, 2020 and had 250,000 shares outstanding on of April 30, 2022.

Thank you for your investment in INDF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Nifty India Financials ETF

Management Discussion of Fund Performance

April 30, 2022 (Unaudited) (Continued)

About the Indices: The Nifty Financial Services 25/50 Index is designed to measure the performance of companies in the Indian financial market, including banks, financial institutions, housing finance, insurance companies and other financial services companies. The S&P BSE 500 index is designed to be a broad representation of the Indian market. Consisting of the top 500 constituents in the S&P BSE AllCap, the index covers all major industries in the Indian economy.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nifty Financial Services 25/50 Index.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2022
	1 Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Nifty India Financials ETF	3.04%	3.39%	19.42%	19.15%
Nifty Financial Services 25/50 Index	4.48%	4.48%	24.67%	24.67%
S&P BSE 500 Index	17.32%	17.32%	29.79%	29.79%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on October 20, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.https://indiafinancials.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Nifty India Financials ETF

Management Discussion of Fund Performance

April 30, 2022 (Unaudited) (Concluded)

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.https://indiafinancials.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Nifty India Financials ETF

Schedule of Investments

April 30, 2022

Description	Shares	Fair Value
COMMON STOCK — 100.1%
India — 100.1%
Financials — 100.1%
Axis Bank	37,595	$358,331
Bajaj Finance	3,952	344,925
Bajaj Finserv	1,675	326,732
Cholamandalam Investment and Finance	27,746	268,141
HDFC Asset Management	4,655	124,333
HDFC Bank	78,429	1,420,581
HDFC Life Insurance	53,980	411,263
Housing Development Finance	32,890	959,346
ICICI Bank	126,315	1,228,243
ICICI Lombard General Insurance	17,972	300,981
ICICI Prudential Life Insurance	27,323	187,920
Kotak Mahindra Bank	16,039	375,731
Muthoot Finance	7,629	126,043
Piramal Enterprises	9,410	265,894
Power Finance	81,786	125,981
REC	65,352	108,575
SBI Cards & Payment Services	17,929	194,869
SBI Life Insurance	25,692	371,554
Shriram Transport Finance	14,094	221,627
State Bank of India	55,619	361,104
Total Common Stock (Cost $7,625,810)		8,082,174
Total Investments — 100.1% (Cost $7,625,810)		$8,082,174

Percentages based on Net Assets of $8,070,418.

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

The accompanying notes are an integral part of the financial statements.

Nifty India Financials ETF

Statement of Assets and Liabilities

April 30, 2022

Assets:
Investments at Cost	$7,625,810
Cost of Foreign Currency	42
Investments at Fair Value	$8,082,174
Cash and Cash Equivalents	4,997
Foreign Currency at Value	42
Dividend and Interest Receivable	1,518
Total Assets	8,088,731
Liabilities:
Advisory Fees Payable	5,132
Deferred Capital Gains Tax Payable	13,181
Total Liabilities	18,313
Net Assets	$8,070,418
Net Assets Consist of:
Paid-in Capital	$7,699,238
Total Distributable Earnings	371,180
Net Assets	$8,070,418
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	250,000
Net Asset Value, Offering and Redemption Price Per Share	$32.28

The accompanying notes are an integral part of the financial statements.

Nifty India Financials ETF

Statement of Operations

For the year ended April 30, 2022

Investment Income:
Dividend Income	$61,578
Interest Income	2
Less: Foreign Taxes Withheld	(13,040)
Total Investment Income	48,540
Expenses:
Advisory Fees	60,642
Total Expenses	60,642
Net Investment Loss	(12,102)
Net Realized Gain (Loss) on:
Investments (Net of Foreign Taxes on Realized Gains of $(57,393))	(74,852)
Foreign Currency Transactions	(5,623)
Net Realized Loss on Investments	(80,475)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of Change in Deferred Capital Gains Tax of $(71,059))	29,961
Foreign Currency Translations	3
Net Unrealized Depreciation on Investments	29,964
Net Realized and Unrealized Loss on Investments	(50,511)
Net Decrease in Net Assets Resulting from Operations	$(62,613)

The accompanying notes are an integral part of the financial statements.

Nifty India Financials ETF

Statements of Changes in Net Assets

	Year Ended April 30, 2022	Period Ended April 30, 2021(1)
Operations:
Net Investment Loss	$(12,102)	$(2,522)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(80,475)	139,382
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	29,964	413,222
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,613)	550,082
Distributions	(136,859)	—
Capital Share Transactions:
Issued	3,495,487	5,001,633
Redeemed	—	(777,312)
Increase in Net Assets from Capital Share Transactions	3,495,487	4,224,321
Total Increase in Net Assets	3,296,015	4,774,403
Net Assets:
Beginning of Year/Period	4,774,403	—
End of Year/Period	$8,070,418	$4,774,403
Share Transactions:
Issued	100,000	175,000
Redeemed	—	(25,000)
Net Increase in Shares Outstanding from Share Transactions	100,000	150,000

(1)   Fund commenced operations on October 20, 2020.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Nifty India Financials ETF

Financial Highlights

For a Share Outstanding Throughout the Year/Period
Selected Per Share Data & Ratios
For the year ended April 30, 2022 and the period ended April 30, 2021

	Net Asset Value, Beginning of Period	Net Investment Loss*	Net Realized and Unrealized Gain (Loss) on Investments(5)	Total from Operations	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment (Loss) to Average Net Assets	Portfolio Turnover(2)
2022	$ 31.83	$ (0.05)	$ 1.05	$ 1.00	$ (0.55)	$ (0.55)	$ 32.28	$ 32.17	3.04%	$ 8,070	0.75%	(0.15)%	14%
2021(4)	25.00	(0.02)	6.85	6.83	—	—	31.83	31.61	27.32	4,774	0.75(3)	(0.13)(3)	27

*     Per share data calculated using average shares method.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)   Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized.

(3)   Annualized.

(4)   Fund commenced operations on October 20, 2020.

Amounts designated as “—” are $0.

(5)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Nifty India Financials ETF

Notes to the Financial Statements

April 30, 2022

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Nifty India Financials ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Nifty Financial Services 25/50 Index (the “Index”). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. The Fund commenced operations on October 20, 2020.

Shares of the Fund are listed and traded on NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically at least 25,000 shares, called “Creation Units”. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — The Fund values its securities at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Nifty India Financials ETF

Notes to the Financial Statements

April 30, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended April 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended April 30, 2022, there have been no significant changes to the Fund’s fair valuation methodologies.

Nifty India Financials ETF

Notes to the Financial Statements

April 30, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2022 the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. As of April 30, 2022, the Fund recorded a deferred liability for potential future Indian capital gain taxes of $13,181.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Nifty India Financials ETF

Notes to the Financial Statements

April 30, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units, or multiples thereof. Except when aggregated in Creation Units, shares are not redeemable securities. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,000 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units created in the transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,000 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in the transaction. The Fund may charge, in addition to the fixed creation transaction fee, a variable fee for creations and redemptions may be imposed for cash purchases or redemptions, non-standard orders, or partial cash purchases or redemptions for the Fund. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Shares of the Fund may only be purchased or redeemed directly from the Fund by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares of the Fund in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses the Fund’s Creation Unit breakdown based on the NAV as of April 30, 2022:

Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
25,000	$ 1,000	$ 807,000	$ 1,000

The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory Agreement

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the

Nifty India Financials ETF

Notes to the Financial Statements

April 30, 2022 (Continued)

3. SERVICE PROVIDERS (continued)

oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Fund Sponsor

NextFins, LLC, is the Fund’s sponsor (the “Sponsor”). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund, except the Excluded Expenses, and, to the extent applicable, pay the Adviser a minimum fee. The Sponsor also provides administrative and marketing support to the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the fiscal year ended April 30, 2022, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. For their services to the Fund, the Administrator, Custodian, and Transfer Agent are each entitled to a fee. The Adviser of the Fund pays these fees.

An officer of the Trust is affiliated with the Administrator and receives no compensation from the Trust for serving as an officer.

Nifty India Financials ETF

Notes to the Financial Statements

April 30, 2022 (Continued)

4. INVESTMENT TRANSACTIONS

For the fiscal year ended April 30, 2022, the purchases and sales of investments in securities, excluding long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$ 4,437,107	$ 1,116,497

For the year ended April 30, 2022, there were no purchases or sales of long-term U.S. Government securities for the Fund.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to, distributable earnings (loss) and paid-in capital, as appropriate, in the year that the differences arise.

Accordingly, the following permanent differences primarily attributable to Net Operating Losses have been reclassified within the components of net assets for the year ended April 30, 2022. These reclassification had no impact on net assets or net asset value per share.

Total Distributable Earnings	Paid-in Capital
$ 20,570	$ (20,570)

The Tax Character of dividends paid during the years ended April 30, 2022 and April 30, 2021 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2022	$ 136,859	$ —	$ 136,859
2021	—	—	—

As of April 30, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Deferred Post-October Losses	$(33,972)
Deferred Late-Year Losses	(28,252)
Unrealized Appreciation (Net of Deferred Capital Gains Tax of $13,181)	433,403
Other Temporary Differences	1
Total Distributable Earnings	$371,180

The Funds may elect for any taxable year to treat any portion of any late year loss and post-October loss as arising on the first day of the next taxable year. Late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to December 31. Post-October losses are capital losses which occur during the portion of the Funds’ taxable year subsequent to October 31.

For Federal income tax purposes, the difference between book-basis and tax basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

Nifty India Financials ETF

Notes to the Financial Statements

April 30, 2022 (Continued)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2022, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 7,635,595	$ 895,763	$ (449,184)	$ 446,579

6. RISKS OF INVESTING IN THE FUND

As with all exchanged traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Currency Exchange Rate Risk: To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of the non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the value of the currency of non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Equity Securities Risk: The prices of equity securities in which the Fund invests may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Nifty India Financials ETF

Notes to the Financial Statements

April 30, 2022 (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Indian Securities Risk: Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. The securities market of India is considered an emerging market that is characterized by a small number of listed companies that have significantly smaller market capitalizations, greater price volatility and substantially less liquidity than companies in more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment. This will affect the rate at which the Fund is able to invest in securities of Indian companies, the purchase and sale prices for such securities, and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio, subject the Fund to higher transaction costs, or inhibit the Fund’s ability to track the Index. The Fund’s investments in securities of issuers located or operating in India, as well as its ability to track the Index, also may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”). Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. There may be less reliable or publicly-available information about the Indian market due to non-uniform regulatory, accounting, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy and in index data, computation, and construction. For these reasons, the Index Provider’s due diligence and oversight process with respect to index data, computation, construction and rebalancing may be limited, all of which may have an adverse impact on the Fund. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions and tax laws in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Nifty India Financials ETF

Notes to the Financial Statements

April 30, 2022 (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Non-Diversification Risk: The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Regulatory Risk: The Fund is registered as a foreign portfolio investor (“FPI”) with the Securities and Exchange Board of India (“SEBI”) in order to have the ability to make and dispose of investments in Indian securities. There can be no assurance that the Fund will qualify or continue to qualify as an FPI under the SEBI FPI Regulations, 2019, or that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to make and dispose of investments in India. Investments by FPIs in Indian securities are also subject to certain limits and restrictions under applicable law, and the application of such limits and restrictions could adversely impact the ability of the Fund to make investments in India.

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Financials Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

7. OTHER

At April 30, 2022, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably able to be estimated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

Nifty India Financials ETF

Notes to the Financial Statements

April 30, 2021 (Concluded)

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Nifty India Financials ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nifty India Financials ETF and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nifty India Financials ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of April 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets, the related notes, and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations for the year then ended, the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 29, 2022

Nifty India Financials ETF

Trustees and Officers of the Trust

(Unaudited)

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Fund is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 855-212-4633.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).	20	None.
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None.	39

Independent Trustee, Bridge Builder Trust (15 portfolios) (since 2022); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020)

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	39	None.
Stuart Strauss (1953)	Trustee	Since 2021	Partner, Dechert LLP (2009 to 2020).	39	None.
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002).	20	Independent Trustee, AQR Funds (32 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019)

(1)   Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)   The fund complex includes each series of the Trust and of Exchange Listed Funds Trust.

Nifty India Financials ETF

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, James J. Baker, Christopher W. Roleke, and Matthew Fleischer is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; and the address of Eric Olsen is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Listed Funds Trust (since 2012).

James J. Baker Jr. (1951)	Vice President	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (Since 2011).
Richard Hogan (1961)	Secretary	Since 2011

President, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Trustee and Secretary, Exchange Listed Funds Trust (since 2012); Board Member, Peconic Land Trust (2012 - 2016); Managing Member, Yorkville ETF Advisors (2011 to 2016).

Christopher W. Roleke (1972)	Treasurer	Since 2022	Controller, Exchange Traded Concepts, LLC (Since 2022); Managing Director/Fund Principal Financial officer, Foreside Management Services, LLC (2011 to 2022).
Eric Olsen (1970)	Assistant Treasurer	Since 2021	Director, Fund Accounting, SEI Investments Global Funds Services, 2021 to present; Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013 to 2021).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021); Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Vice President, Compliance, Goldman Sachs Asset Management Funds (2017 to 2021); Associate Counsel, Ameriprise Financial, Columbia Threadneedle Funds (2015 to 2017).

(1)   Each officer serves at the pleasure of the Board of Trustees.

Nifty India Financials ETF

Disclosure of Fund Expenses

April 30, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2021 to April 30, 2022) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period(1)
Nifty India Financials ETF
Actual Fund Return	$ 1,000.00	$ 880.70	0.75%	$ 3.50
Hypothetical 5% Return	$ 1,000.00	$ 1,021.08	0.75%	$ 3.76

(1)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Nifty India Financials ETF

Liquidity Risk Management Program

April 30, 2022 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Fund and to manage the liquidity risk of the Fund on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2022 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is adequately designed to assess and manage the Fund’s liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Nifty India Financials ETF

Notice to Shareholders

(Unaudited)

For shareholders that do not have an April 30, 2022 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended April 30, 2022, the Fund is designating the following items with regard to distributions paid during the year.

Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit*
0.00%	100.00%	100.00%	0.00%	34.18%	0.00%	0.00%	100.00%	0.00%	33.98%

(1)   Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)   The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3)   U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)   The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)   The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)   The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

*    The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended April 30, 2021, the total amount of foreign source income is $27,787. The total amount of foreign tax paid is $70,433. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Nifty India Financials ETF

Board Consideration and Approval of Investment Advisory Agreement

(Unaudited)

At a meeting held on February 22, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved an investment advisory agreement between the Trust, on behalf of the Nifty India Financials ETF (the “Fund”), and Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) pursuant to which ETC would provide advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to the Fund; (ii) the Fund’s performance, including the extent to which the Fund tracked its underlying index; (iii) ETC’s costs of and profits realized from providing advisory services to the Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Fund. The Board noted that such responsibilities include, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Fund’s underlying index, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund. The Board considered the qualifications, experience, and responsibilities

Nifty India Financials ETF

Board Consideration and Approval of Investment Advisory Agreement

(Unaudited) (Continued)

of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board noted that it was provided with ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s experience working with ETFs, including the Fund and other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC.

Performance. The Board was provided with reports regarding the past performance of the Fund, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds, as well as a report comparing the Fund’s performance to the performance of its underlying index, for various time periods. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error. The Board noted that while the Fund had underperformed its underlying index, such underperformance was to be expected as it generally was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance, therefore, did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid to ETC for the services provided to the Fund under the Agreement. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at lower end of the range of advisory fees paid by the peer funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s sponsor has agreed to assume such responsibility, the Adviser is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with the Fund, and reviewed a profitability analysis from ETC with respect to the Fund. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Nifty India Financials ETF

Board Consideration and Approval of Investment Advisory Agreement

(Unaudited) (Concluded)

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

Nifty India Financials ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.indiafinancials.com.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

IND-AR-001-0200

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and service to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$62,550	N/A	N/A	$44,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$14,000	N/A	N/A	$10,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2022	2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)      The aggregate non-audit fees and services billed by Cohen for the fiscal years 2022 and 2021 were $14,000 and $10,500, respectively.

(h)      During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 8, 2022

By	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: July 8, 2022